Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and lease liabilities arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 2,828,459	$ 2,547,556
Cash flows	297,465	284,963
Other comprehensive income	1,211	(4,831)
Non-cash items	13,244	13,712
Deferred financing costs, assets	7,016	(12,941)
Liabilities/(assets) arising from financing activities at end of period	3,147,395	2,828,459
Borrowings | Proceeds from bank loans and bonds
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	905,730	524,165
Total	905,730	524,165
Borrowings | Bank loans and bond repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(547,751)	(231,753)
Total	(547,751)	(231,753)
Borrowings | Payment for bond repurchase
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(34,602)
Total	(34,602)
Borrowings | Additions in deferred loan/bond fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(25,912)	(7,449)
Non-cash items	(910)	1,119
Deferred financing costs, assets	7,016	(12,941)
Total	(19,806)	(19,271)
Borrowings | Amortization of deferred loan and bond issuance costs and premium (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	14,154	12,593
Total	14,154	12,593
Borrowings | Retranslation of the NOK Bonds in U.S. dollars
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	1,211	(4,831)
Total	1,211	(4,831)
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	(3,096)	(16,396)
Cash flows	(3,731)
Other comprehensive income	2,608	5,089
Non-cash items	50,150	8,211
Liabilities/(assets) arising from financing activities at end of period	45,931	(3,096)
Derivatives | Unrealized loss on derivative financial instruments held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	54,050	7,922
Total	54,050	7,922
Derivatives | Ineffective portion of cash flow hedges
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	151	289
Total	151	289
Derivatives | Payment for CCS termination
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(3,731)
Non-cash items	(4,051)
Total	(7,782)
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	2,608	5,089
Total	2,608	5,089
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	206,099	213,428
Cash flows	(20,471)	(17,849)
Non-cash items	12,027	10,520
Liabilities/(assets) arising from financing activities at end of period	204,930	206,099
Lease liability | After initial application of IFRS 16
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	213,374
Liabilities/(assets) arising from financing activities at end of period		213,374
Lease liability | Lease charge (Note 19)
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	10,506	10,520
Total	10,506	10,520
Lease liability | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	1,462
Total	1,462
Lease liability | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(10,521)	(10,520)
Total	(10,521)	(10,520)
Lease liability | Payments for lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(9,950)	(7,329)
Non-cash items	59
Total	$ (9,891)	$ (7,329)